INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized income statement information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Net sales	$ 16,090,744	$ 8,735,435	$ 10,192,818
Cost of sales	(9,895,070)	(7,099,923)	(8,452,440)
Gross profit	6,195,674	1,635,512	1,740,378
Selling, general and administrative expenses	(950,124)	(762,882)	(897,475)
Other operating income, net	25,586	206,843	21,663
Operating income	5,271,136	1,079,473	864,566
Profit before income tax expense	5,764,330	1,159,359	826,564
Income tax expense	(1,397,139)	(291,488)	(196,519)
Net profit (loss) before non-controlling interest	4,367,191	867,871	630,045
Non-controlling interest in other subsidiaries	(542,123)	(89,403)	(65,776)
Net profit (loss) for the year	3,825,068	778,468	$ 564,269
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Net sales	6,270,000	3,133,000
Cost of sales	(4,168,000)	(2,509,000)
Gross profit	2,102,000	624,000
Selling, general and administrative expenses	(199,000)	(161,000)
Other operating income, net	197,000	61,000
Operating income	2,100,000	524,000
Financial expenses, net	158,000	(234,000)
Equity in earnings of associated companies	41,000	30,000
Profit before income tax expense	2,299,000	320,000
Income tax expense	(426,000)	(97,000)
Net profit (loss) before non-controlling interest	1,873,000	223,000
Non-controlling interest in other subsidiaries	(185,000)	(117,000)
Net profit (loss) for the year	$ 1,688,000	$ 106,000